Employee Benefit Plans - Schedule of Changes in the Stock for the MRP and RSP (Detail) (Non Vested Restricted Stock [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non Vested Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted stock outstanding, Beginning Balance	113,068	97,200	3,306
Granted	26,196	33,332	108,000
Vested	(22,703)	(17,464)	(13,956)
Forfeited			(150)
Nonvested restricted stock outstanding, Ending Balance	116,561	113,068	97,200